GOTHAM ENHANCED S&P 500 INDEX FUND

Portfolio of Investments

June 30, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.4%
Automobiles & Components — 0.2%
Aptiv PLC (Jersey)	56	$4,364
BorgWarner, Inc.	7	247
Ford Motor Co.	147	894
General Motors Co.	250	6,325

		11,830

Banks — 0.5%
Bank of America Corp.	232	5,510
Citigroup, Inc.	55	2,811
Citizens Financial Group, Inc.	11	278
Comerica, Inc.	3	114
Fifth Third Bancorp.	27	521
First Republic Bank	4	424
Huntington Bancshares, Inc.	27	244
JPMorgan Chase & Co.	81	7,619
KeyCorp.	26	317
M&T Bank Corp.	3	312
People’s United Financial, Inc.	11	127
PNC Financial Services Group, Inc. (The)	11	1,157
Regions Financial Corp.	25	278
SVB Financial Group*	2	431
Truist Financial Corp.	36	1,352
US Bancorp	56	2,062
Wells Fargo & Co.	109	2,790
Zions Bancorp NA	4	136

		26,483

Capital Goods — 9.2%
3M Co.	15	2,340
A.O. Smith Corp.	4	188
Allegion PLC (Ireland)	3	307
AMETEK, Inc.	40	3,575
Boeing Co. (The)	16	2,933
Carrier Global Corp.	218	4,844
Caterpillar, Inc.	65	8,223
Cummins, Inc.	131	22,697
Deere & Co.	8	1,257
Dover Corp.	7	676
Eaton Corp. PLC (Ireland)	99	8,661
Emerson Electric Co.	338	20,966
Fastenal Co.	16	685
Flowserve Corp.	115	3,280
Fortive Corp.	87	5,886
Fortune Brands Home & Security, Inc.	5	320
General Dynamics Corp.	255	38,112

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
General Electric Co.	234	$1,598
Honeywell International, Inc.	625	90,369
Howmet Aerospace, Inc.	388	6,150
Huntington Ingalls Industries, Inc.	1	174
IDEX Corp.	2	316
Illinois Tool Works, Inc.	8	1,399
Ingersoll Rand, Inc.*	11	309
Jacobs Engineering Group, Inc.	4	339
Johnson Controls International PLC (Ireland)	664	22,669
L3Harris Technologies, Inc.	5	848
Lockheed Martin Corp.	203	74,079
Masco Corp.	234	11,749
Northrop Grumman Corp.	30	9,223
Otis Worldwide Corp.	16	910
PACCAR, Inc.	9	674
Parker-Hannifin Corp.	4	733
Pentair PLC (Ireland)	133	5,053
Quanta Services, Inc.	122	4,786
Raytheon Technologies Corp.	766	47,201
Rockwell Automation, Inc.	3	639
Roper Technologies, Inc.	18	6,989
Snap-on, Inc.	48	6,648
Stanley Black & Decker, Inc.	4	558
Teledyne Technologies, Inc.*	1	311
Textron, Inc.	6	197
Trane Technologies PLC (Ireland)	121	10,767
TransDigm Group, Inc.	48	21,218
United Rentals, Inc.*	2	298
Westinghouse Air Brake Technologies Corp.	7	403
WW Grainger, Inc.	1	314
Xylem, Inc.	4	260

		452,131

Commercial & Professional Services — 0.1%
Cintas Corp.	4	1,065
Copart, Inc.*	7	583
Equifax, Inc.	3	516
IHS Markit Ltd. (Bermuda)	10	755
Nielsen Holdings PLC (United Kingdom)	9	134
Republic Services, Inc.	8	656
Robert Half International, Inc.	3	158
Rollins, Inc.	9	382

GOTHAM ENHANCED S&P 500 INDEX FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Verisk Analytics, Inc.	4	$681
Waste Management, Inc.	11	1,165

		6,095

Consumer Durables & Apparel — 0.5%
DR Horton, Inc.	9	499
Garmin Ltd. (Switzerland)	7	682
Hanesbrands, Inc.	9	102
Hasbro, Inc.	5	375
Leggett & Platt, Inc.	3	105
Lennar Corp., Class A	55	3,389
Mohawk Industries, Inc.*	56	5,699
Newell Brands, Inc.	15	238
NIKE, Inc., Class B	41	4,020
PulteGroup, Inc.	7	238
PVH Corp.	63	3,027
Ralph Lauren Corp.	1	73
Tapestry, Inc.	7	93
Under Armour, Inc., Class C*	12	106
VF Corp.	10	609
Whirlpool Corp.	55	7,124

		26,379

Consumer Services — 0.7%
Carnival Corp. (Panama)	134	2,200
Chipotle Mexican Grill, Inc.*	1	1,052
Darden Restaurants, Inc.	114	8,638
Domino’s Pizza, Inc.	1	369
H&R Block, Inc.	34	486
Hilton Worldwide Holdings, Inc.	11	808
Las Vegas Sands Corp.	21	956
Marriott International, Inc., Class A	8	686
McDonald’s Corp.	30	5,534
MGM Resorts International	440	7,392
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	7	115
Royal Caribbean Cruises Ltd. (Liberia)	6	302
Starbucks Corp.	31	2,281
.Wynn Resorts Ltd.	3	223
Yum! Brands, Inc.	8	695

		31,737

Diversified Financials — 3.0%
American Express Co.	31	2,951
Ameriprise Financial, Inc.	3	450

	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — (Continued)
Bank of New York Mellon Corp. (The) .	23	$889
Berkshire Hathaway, Inc., Class B*	65	11,603
BlackRock, Inc.	138	75,084
Capital One Financial Corp.	17	1,064
Cboe Global Markets, Inc.	2	187
Charles Schwab Corp. (The)	34	1,147
CME Group, Inc.	9	1,463
Discover Financial Services	171	8,565
E*TRADE Financial Corp.	5	249
Franklin Resources, Inc.	442	9,269
Goldman Sachs Group, Inc. (The)	9	1,779
Intercontinental Exchange, Inc.	14	1,282
Invesco Ltd. (Bermuda)	406	4,369
MarketAxess Holdings, Inc.	2	1,002
Moody’s Corp.	5	1,374
Morgan Stanley	42	2,029
MSCI, Inc.	3	1,001
Nasdaq, Inc.	6	717
Northern Trust Corp.	5	397
Raymond James Financial, Inc.	3	206
S&P Global, Inc.	9	2,965
State Street Corp.	9	572
Synchrony Financial	22	488
T Rowe Price Group, Inc.	115	14,202

		145,304

Energy — 4.2%
Apache Corp.	10	135
Cabot Oil & Gas Corp.	11	189
Chevron Corp.	468	41,760
Concho Resources, Inc.	5	258
ConocoPhillips	957	40,213
Devon Energy Corp.	10	113
Diamondback Energy, Inc.	5	209
EOG Resources, Inc.	72	3,648
Exxon Mobil Corp.	535	23,925
Halliburton Co.	624	8,100
Hess Corp.	9	466
HollyFrontier Corp.	21	613
Kinder Morgan, Inc.	2,019	30,628
Marathon Oil Corp.	22	135
Marathon Petroleum Corp.	18	673
National Oilwell Varco, Inc.	10	123
Noble Energy, Inc.	13	116
Occidental Petroleum Corp.	25	458

GOTHAM ENHANCED S&P 500 INDEX FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
ONEOK, Inc.	12	$399
Phillips 66	389	27,969
.Pioneer Natural Resources Co.	5	488
Schlumberger Ltd. (Curacao)	1,239	22,785
TechnipFMC PLC (United Kingdom)	400	2,736
Valero Energy Corp.	11	647
Williams Cos., Inc. (The)	32	609

		207,395

Food & Staples Retailing — 3.1%
Costco Wholesale Corp.	11	3,335
Kroger Co. (The)	524	17,737
Sysco Corp.	452	24,706
Walgreens Boots Alliance, Inc.	23	975
Walmart, Inc.	875	104,808

		151,561

Food, Beverage & Tobacco — 2.3%
Altria Group, Inc.	1,527	59,935
Archer-Daniels-Midland Co.	332	13,247
Brown-Forman Corp., Class B	12	764
Campbell Soup Co.	269	13,350
Coca-Cola Co. (The)	114	5,094
Conagra Brands, Inc.	13	457
Constellation Brands, Inc., Class A	5	875
General Mills, Inc.	24	1,480
Hershey Co. (The)	5	648
Hormel Foods Corp.	14	676
JM Smucker Co. (The)	3	317
Kellogg Co.	10	661
Kraft Heinz Co. (The)	47	1,499
Lamb Weston Holdings, Inc.	5	320
McCormick & Co., Inc., non-voting shares	5	897
Molson Coors Beverage Co., Class B .	5	172
Mondelez International, Inc., Class A .	38	1,943
Monster Beverage Corp.*	14	970
PepsiCo, Inc.	37	4,894
Philip Morris International, Inc.	41	2,872
Tyson Foods, Inc., Class A	9	537

		111,608

Health Care Equipment & Services — 3.8%
Abbott Laboratories	317	28,983
ABIOMED, Inc.*	1	242
Align Technology, Inc.*	3	823

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
AmerisourceBergen Corp.	5	$504
Anthem, Inc.	9	2,367
Baxter International, Inc.	13	1,119
Becton Dickinson and Co.	7	1,675
Boston Scientific Corp.*	38	1,334
Cardinal Health, Inc.	10	522
Centene Corp.*	16	1,017
Cerner Corp.	8	548
Cigna Corp.	9	1,689
Cooper Cos., Inc. (The)	1	284
CVS Health Corp.	593	38,527
Danaher Corp.	124	21,927
DaVita, Inc.*	112	8,864
DENTSPLY SIRONA, Inc.	8	352
DexCom, Inc.*	2	811
Edwards Lifesciences Corp.*	17	1,175
HCA Healthcare, Inc.	13	1,262
Henry Schein, Inc.*	3	175
Hologic, Inc.*	6	342
Humana, Inc.	3	1,163
IDEXX Laboratories, Inc.*	3	990
Intuitive Surgical, Inc.*	4	2,279
Laboratory Corp. of America Holdings*	3	498
McKesson Corp.	4	614
Medtronic PLC (Ireland)	441	40,440
Quest Diagnostics, Inc.	41	4,672
ResMed, Inc.	4	768
STERIS PLC (Ireland)	2	307
Stryker Corp.	10	1,802
Teleflex, Inc.	2	728
UnitedHealth Group, Inc.	36	10,618
Universal Health Services, Inc., Class B	75	6,967
Varian Medical Systems, Inc.*	3	368
West Pharmaceutical Services, Inc.	1	227
Zimmer Biomet Holdings, Inc.	5	597

		187,580

Household & Personal Products — 1.0%
Church & Dwight Co., Inc.	6	464
Clorox Co. (The)	3	658
Colgate-Palmolive Co.	33	2,418
Coty, Inc., Class A	20	89

GOTHAM ENHANCED S&P 500 INDEX FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — (Continued)
Estee Lauder Cos., Inc. (The), Class A	9	$1,698
Kimberly-Clark Corp.	9	1,272
Procter & Gamble Co. (The)	370	44,241

		50,840

Insurance — 1.0%
Aflac, Inc.	19	685
Allstate Corp. (The)	8	776
American International Group, Inc.	768	23,946
Aon PLC, Class A (Ireland)	6	1,156
Arthur J Gallagher & Co.	5	487
Assurant, Inc.	1	103
Chubb Ltd. (Switzerland)	16	2,026
Cincinnati Financial Corp.	4	256
Everest Re Group Ltd. (Bermuda)	1	206
Globe Life, Inc.	2	148
Hartford Financial Services Group, Inc. (The)	9	347
Lincoln National Corp.	5	184
Loews Corp.	7	240
Marsh & McLennan Cos., Inc.	13	1,396
MetLife, Inc.	33	1,205
Principal Financial Group, Inc.	7	291
Progressive Corp. (The)	15	1,202
Prudential Financial, Inc.	15	914
Travelers Cos., Inc. (The)	107	12,203
Unum Group	5	83
Willis Towers Watson PLC (Ireland)	3	591
WR Berkley Corp.	6	344

		48,789

Materials — 1.9%
Air Products & Chemicals, Inc.	6	1,449
Albemarle Corp.	3	232
Amcor PLC (Jersey)	42	429
Avery Dennison Corp.	3	342
Ball Corp.	9	625
Celanese Corp.	4	345
CF Industries Holdings, Inc.	190	5,347
Corteva, Inc.	20	536
Dow, Inc.	19	774
DuPont de Nemours, Inc.	655	34,800
Eastman Chemical Co.	52	3,621
Ecolab, Inc.	7	1,393
FMC Corp.	5	498

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Freeport-McMoRan, Inc.	39	$451
International Flavors & Fragrances, Inc.	2	245
International Paper Co.	350	12,324
Linde PLC (Ireland)	19	4,030
LyondellBasell Industries NV, Class A (Netherlands)	8	526
Martin Marietta Materials, Inc.	1	207
Mosaic Co. (The)	11	138
Newmont Corp.	21	1,297
Nucor Corp.	8	331
Packaging Corp. of America	2	200
PPG Industries, Inc.	163	17,288
Sealed Air Corp.	138	4,533
Sherwin-Williams Co. (The)	2	1,156
Vulcan Materials Co.	4	463
Westrock Co.	6	170

		93,750

Media & Entertainment — 9.2%
Activision Blizzard, Inc.	139	10,550
Alphabet, Inc., Class A*	135	191,437
Charter Communications, Inc., Class A*	37	18,871
Comcast Corp., Class A	122	4,756
Discovery, Inc., Class A*	18	380
DISH Network Corp., Class A*	14	483
Electronic Arts, Inc.*	51	6,735
Facebook, Inc., Class A*	614	139,421
Fox Corp., Class A	539	14,456
Interpublic Group of Cos., Inc. (The)	340	5,834
Live Nation Entertainment, Inc.*	6	266
Netflix, Inc.*	79	35,948
News Corp., Class A	15	178
Omnicom Group, Inc.	163	8,900
Take-Two Interactive Software, Inc.*	20	2,791
Twitter, Inc.*	141	4,200
ViacomCBS, Inc., Class B	16	373
Walt Disney Co. (The)	48	5,352

		450,931

Pharmaceuticals, Biotechnology & Life Sciences — 9.3%
AbbVie, Inc.	604	59,301
Agilent Technologies, Inc.	9	795
Alexion Pharmaceuticals, Inc.*	39	4,377
Amgen, Inc.	20	4,717

GOTHAM ENHANCED S&P 500 INDEX FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Biogen, Inc.*	86	$23,009
Bio-Rad Laboratories, Inc., Class A*	1	451
Bristol-Myers Squibb Co.	903	53,096
Eli Lilly & Co.	35	5,746
Gilead Sciences, Inc.	46	3,539
Illumina, Inc.*	27	9,999
Incyte Corp.*	40	4,159
IQVIA Holdings, Inc.*	5	709
Johnson & Johnson	133	18,704
Merck & Co., Inc.	1,836	141,978
Mettler-Toledo International, Inc.*	2	1,611
Mylan NV (Netherlands)*	13	209
PerkinElmer, Inc.	2	196
Perrigo Co. PLC (Ireland)	5	276
Pfizer, Inc.	2,953	96,563
Regeneron Pharmaceuticals, Inc.*	26	16,215
Thermo Fisher Scientific, Inc.	11	3,986
Vertex Pharmaceuticals, Inc.*	8	2,322
Waters Corp.*	1	180
Zoetis, Inc.	13	1,782

		453,920

Real Estate — 1.9%
Alexandria Real Estate Equities, Inc., REIT	4	649
American Tower Corp., REIT	80	20,683
Apartment Investment & Management
Co., Class A, REIT	22	828
AvalonBay Communities, Inc., REIT	24	3,711
Boston Properties, Inc., REIT	5	452
CBRE Group, Inc., Class A*	298	13,476
Crown Castle International Corp., REIT	75	12,551
Digital Realty Trust, Inc., REIT	7	995
Duke Realty Corp., REIT	9	319
Equinix, Inc., REIT	3	2,107
Equity Residential, REIT	9	529
Essex Property Trust, Inc., REIT	1	229
Extra Space Storage, Inc., REIT	3	277
Federal Realty Investment Trust, REIT	2	170
Healthpeak Properties, Inc., REIT	14	386
Host Hotels & Resorts, Inc., REIT	18	194
Iron Mountain, Inc., REIT	7	183

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Kimco Realty Corp., REIT	16	$205
Mid-America Apartment Communities, Inc., REIT	3	344
Prologis, Inc., REIT	19	1,773
Public Storage, REIT	30	5,757
Realty Income Corp., REIT	12	714
Regency Centers Corp., REIT	4	184
SBA Communications Corp., REIT	20	5,958
Simon Property Group, Inc., REIT	11	752
SL Green Realty Corp., REIT	2	99
UDR, Inc., REIT	7	262
Ventas, Inc., REIT	14	513
Vornado Realty Trust, REIT	5	191
Welltower, Inc., REIT	16	828
Weyerhaeuser Co., REIT	666	14,958

		90,277

Retailing — 11.4%
Advance Auto Parts, Inc.	61	8,689
Amazon.com, Inc.*	107	295,194
AutoZone, Inc.*	1	1,128
Best Buy Co., Inc.	6	524
Booking Holdings, Inc.*	1	1,592
CarMax, Inc.*	4	358
Dollar General Corp.	224	42,674
Dollar Tree, Inc.*	6	556
eBay, Inc.	625	32,781
Expedia Group, Inc.	4	329
Gap, Inc. (The)	10	126
Genuine Parts Co.	3	261
Home Depot, Inc. (The)	231	57,868
Kohl’s Corp.	4	83
L Brands, Inc.	222	3,323
LKQ Corp.*	271	7,100
Lowe’s Cos., Inc.	674	91,071
O’Reilly Automotive, Inc.*	1	422
Ross Stores, Inc.	10	852
Target Corp.	13	1,559
Tiffany & Co.	5	610
TJX Cos., Inc. (The)	33	1,668
Tractor Supply Co.	3	395
Ulta Beauty, Inc.*	50	10,171

		559,334

Semiconductors & Semiconductor Equipment — 1.3%
Advanced Micro Devices, Inc.*	33	1,736

GOTHAM ENHANCED S&P 500 INDEX FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Analog Devices, Inc.	10	$1,226
Applied Materials, Inc.	163	9,853
Broadcom, Inc.	10	3,156
Intel Corp.	113	6,761
KLA Corp.	27	5,251
Lam Research Corp.	27	8,733
Maxim Integrated Products, Inc.	7	424
Microchip Technology, Inc.	8	842
Micron Technology, Inc.*	201	10,356
NVIDIA Corp.	16	6,079
Qorvo, Inc.*	3	332
QUALCOMM, Inc.	31	2,828
Skyworks Solutions, Inc.	4	511
Texas Instruments, Inc.	25	3,174
Xilinx, Inc.	6	590

		61,852

Software & Services — 18.1%
Accenture PLC, Class A (Ireland)	183	39,294
Adobe, Inc.*	86	37,437
Akamai Technologies, Inc.*	5	535
ANSYS, Inc.*	16	4,668
Autodesk, Inc.*	40	9,568
Automatic Data Processing, Inc.	11	1,638
Broadridge Financial Solutions, Inc.	3	379
Cadence Design Systems, Inc.*	50	4,798
Citrix Systems, Inc.	3	444
Cognizant Technology Solutions Corp., Class A	96	5,455
DXC Technology Co.	6	99
Fidelity National Information Services, Inc.	17	2,280
Fiserv, Inc.*	18	1,757
FleetCor Technologies, Inc.*	2	503
Fortinet, Inc.*	5	686
Gartner, Inc.*	2	243
Global Payments, Inc.	9	1,527
International Business Machines Corp.	492	59,419
Intuit, Inc.	7	2,073
Jack Henry & Associates, Inc.	2	368
Leidos Holdings, Inc.	126	11,802
Mastercard, Inc., Class A	180	53,226
Microsoft Corp.	1,635	332,739
NortonLifeLock, Inc.	525	10,411

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Oracle Corp.	2,055	$113,580
Paychex, Inc.	320	24,240
Paycom Software, Inc.*	1	310
PayPal Holdings, Inc.*	231	40,247
salesforce.com, Inc.*	160	29,973
ServiceNow, Inc.*	35	14,177
Synopsys, Inc.*	26	5,070
Tyler Technologies, Inc.*	1	347
VeriSign, Inc.*	4	827
Visa, Inc., Class A	383	73,984
Western Union Co. (The)	11	238

		884,342

Technology Hardware & Equipment — 11.9%
Amphenol Corp., Class A	8	766
Apple, Inc.	1,104	402,739
Arista Networks, Inc.*	3	630
CDW Corp.	3	349
Cisco Systems, Inc.	3,320	154,845
Corning, Inc.	28	725
F5 Networks, Inc.*	2	279
FLIR Systems, Inc.	3	122
Hewlett Packard Enterprise Co.	50	487
HP, Inc.	993	17,308
IPG Photonics Corp.*	2	321
Juniper Networks, Inc.	8	183
Keysight Technologies, Inc.*	5	504
Motorola Solutions, Inc.	4	561
NetApp, Inc.	5	222
Seagate Technology PLC (Ireland)	6	290
TE Connectivity Ltd. (Switzerland)	8	652
Western Digital Corp.	9	397
Xerox Holdings Corp.	180	2,752
Zebra Technologies Corp., Class A*	1	256

		584,388

Telecommunication Services — 3.6%
AT&T, Inc.	4,503	136,126
CenturyLink, Inc.	29	291
T-Mobile US, Inc.*	26	2,708
Verizon Communications, Inc.	650	35,834

		174,959

Transportation — 0.6%
Alaska Air Group, Inc.	3	109
American Airlines Group, Inc.	12	157

GOTHAM ENHANCED S&P 500 INDEX FUND

Portfolio of Investments (Concluded)

June 30, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
CH Robinson Worldwide, Inc.	3	$237
CSX Corp.	30	2,092
Delta Air Lines, Inc.	17	477
Expeditors International of Washington, Inc.	4	304
FedEx Corp.	7	982
JB Hunt Transport Services, Inc.	2	241
Kansas City Southern	2	299
Norfolk Southern Corp.	6	1,053
Old Dominion Freight Line, Inc.	3	509
Southwest Airlines Co.	454	15,518
Union Pacific Corp.	18	3,043
United Airlines Holdings, Inc.*	8	277
United Parcel Service, Inc., Class B	24	2,668

		27,966

Utilities — 0.6%
AES Corp. (The)	119	1,724
Alliant Energy Corp.	7	335
Ameren Corp.	7	493
American Electric Power Co., Inc.	14	1,115
American Water Works Co., Inc.	5	643
Atmos Energy Corp.	4	398
CenterPoint Energy, Inc.	14	261
CMS Energy Corp.	8	467
Consolidated Edison, Inc.	8	575
Dominion Energy, Inc.	22	1,786
DTE Energy Co.	6	645
Duke Energy Corp.	19	1,518
Edison International	10	543
Entergy Corp.	6	563

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
Evergy, Inc.	6	$356
Eversource Energy	10	833
Exelon Corp.	27	980
FirstEnergy Corp.	14	543
NextEra Energy, Inc.	14	3,362
NiSource, Inc.	10	227
NRG Energy, Inc.	219	7,131
Pinnacle West Capital Corp.	3	220
PPL Corp.	20	517
Public Service Enterprise Group, Inc.	13	639
Sempra Energy	7	821
Southern Co. (The)	28	1,452
WEC Energy Group, Inc.	9	789
Xcel Energy, Inc.	15	938

		29,874

TOTAL COMMON STOCKS (Cost $4,235,039)		4,869,325

TOTAL INVESTMENTS - 99.4% (Cost $4,235,039)		4,869,325

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%		30,014

NET ASSETS - 100.0%		$4,899,339

*	Non-income producing.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets as of and for the period ended June 30, 2020.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.